EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan and Senior Management Pension Plan Premium (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
First time application effect of IAS 19 to new defined benefit obligation of Banco Agromercantil Holding S.A. at Decembre 31, 2020	[1]	$ 20,723	$ 0
Pension plan premium
Disclosure of employee benefit plans
Present value of the obligation as of January 1		198,260	170,596
Current cost of service		16,626	16,687
Interest cost		11,770	11,161
Benefits paid		(23,226)	(31,784)
Past service cost		381	75
Net actuarial (gain) / loss due to assumption changes and plan experience	[2]	(3,745)	30,875
Foreign currency translation effect		2,514	650
Defined obligation, unfunded as of December 31		$ 202,580	$ 198,260

[1]	Grupo Agromercantil Holding S.A. has decided to recognize a new employee benefit plan for its employees based on the continuos and uninterrupted years of service in the organization
[2]	The decrease in actuarial losses from experience adjustment, is mainly due to a reduction of the discount rate used in actuarial valuation of 2020 against 2019.